Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
PGIM Jennison Energy Infrastructure Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	31.44%	15.61%		3.91%
PGIM Jennison Energy Infrastructure Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	36.91%	16.05%		3.71%
PGIM Jennison Energy Infrastructure Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	39.36%	17.28%		4.79%
PGIM Jennison Energy Infrastructure Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	39.53%	17.36%	10.01%
Without Sales Load [Member] | PGIM Jennison Energy Infrastructure Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	39.08%	16.93%		4.50%
Without Sales Load [Member] | PGIM Jennison Energy Infrastructure Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	37.91%	16.05%		3.71%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.77%	13.67%	13.35%
Alerian MLP Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index
Average Annual Return, Percent	31.13%	19.23%	10.34%	3.84%